Profit appropriation and restricted net assets	12 Months Ended
Dec. 31, 2024
Profit appropriation and restricted net assets
Profit appropriation and restricted net assets
16	Profit appropriation and restricted net assets

PRC laws and regulations permit payments of dividends by the subsidiaries and the VIEs incorporated in the PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, each of the Company’s subsidiary, the VIE and the VIE’s subsidiary is required to annually appropriate 10% of net after-tax income to the statutory general reserve fund (Note 2(y)) prior to payment of any dividends, unless such reserve funds have reached 50% of its respective registered capital.

As a result of these and other restrictions under PRC laws and regulations, the Company’s PRC subsidiary and the consolidated VIEs are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances of the Group’s total consolidated net assets.

After the disposal of the China Mainland Business and the rescission of the Equity Interest Pledge Agreement with the sole shareholder of Dasheng HAWO, the Company is without any consolidated VIEs as of December 31, 2022. Total registered capital of the Company’s PRC subsidiary as of December 31, 2023 and 2024 were US$10,070.

Parent Company Only Condensed Financial Information

The Company performed a test on the restricted net assets of its consolidated subsidiaries and the VIEs in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08(e)(3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the Company only. For the purposes of presenting parent only financial information, the Company records its investments in its subsidiaries and the VIEs under the equity method of accounting. Such investments are presented on the separate condensed balance sheets of the Company as “Deficits of investments in subsidiaries”, and shares in the subsidiaries and the VIEs’ loss are presented as “Share of loss of subsidiaries and the VIEs” in the condensed statements of comprehensive loss. The parent company only condensed financial information should be read in conjunction with the Group’ consolidated financial statements.

The subsidiaries did not pay any dividends to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with US GAAP have been condensed and omitted. The footnote disclosures represent supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Group.

The Company did not have significant capital and other commitments, or guarantees as of December 31, 2023 and 2024.

The Company’s accounting policies are the same as the Group’s policies except for the accounting for the investments in subsidiaries and the VIEs.

16	Profit appropriation and restricted net assets (Continued)

Condensed Balance Sheets of the Company

	As of December, 31
	2023	2024
	US$	US$

ASSETS
Current assets
Cash and cash equivalents	3,605	1,545
Time deposits	1,000	—
Prepaid expenses and other current assets	67	86
Amounts due from related parties	71	70
Total current assets	4,743	1,701
Non-current assets
Amounts due from inter-company entities	14,553	16,425
Other non-current assets	69	69
Total non-current assets	14,622	16,494
Total assets	19,365	18,195

LIABILITIES AND SHAREHOLDERS’ DEFICIT
Current liabilities
Accrued expenses and other current liabilities	338	243
Tax payables	135	—
Total current liabilities	473	243
Non-current liabilities
Amounts due to inter-company entities	5,776	5,786
Deficits of investments in subsidiaries	21,307	26,878
Total non-current liabilities	27,083	32,664
Total liabilities	27,556	32,907
Shareholders’ deficit:
Class A ordinary shares	24	25
Class B ordinary shares	10	10
Additional paid-in capital	338,316	339,249
Surplus reserves	1	1
Accumulated other comprehensive loss	(326)	(685)
Accumulated deficit	(346,365)	(353,600)
Total shareholders’ deficit	(8,340)	(15,000)
Noncontrolling interest	149	288
Total deficit	(8,191)	(14,712)
Total liabilities and shareholders’ deficit	19,365	18,195

16	Profit appropriation and restricted net assets (Continued)

Condensed Statements of Operations and Comprehensive Loss of the Company

	For the year ended December 31,
	2022	2023	2024
	US$	US$	US$

Operating expenses:
Sales and marketing expenses	(55)	—	—
Product development expenses	(1,240)	—	—
General and administrative expenses	(2,480)	(1,410)	(1,226)
Share of loss of subsidiaries and the VIEs	(8,060)	(13,350)	(5,978)
Total operating expenses	(11,835)	(14,760)	(7,204)
Loss from operations	(11,835)	(14,760)	(7,204)
Others	(1,008)	(272)	(254)
Loss before income tax expenses	(12,843)	(15,032)	(7,458)
Income tax expenses	(1)	—	136
Net loss from continuing operations	(12,844)	(15,032)	(7,322)
Net loss from discontinuing operations	(29,712)	—	—
Net loss	(42,556)	(15,032)	(7,322)
Net loss attributable to noncontrolling interests	—	—	(87)
Net loss, all attributable to the Company’s ordinary shareholders	(42,556)	(15,032)	(7,235)

Comprehensive loss:
Net loss	(42,556)	(15,032)	(7,322)
Other comprehensive loss
Foreign currency translation adjustments	9,082	(627)	(373)
Reclassification of exchange differences on translation of operations to consolidated statement of operations	(2,727)	—	—
Total comprehensive loss	(36,201)	(15,659)	(7,695)
Less: comprehensive income/(loss) attributable to noncontrolling interests	—	2	(14)
Total comprehensive loss attributable to ordinary shareholders	(36,201)	(15,661)	(7,681)

Condensed Statements of Cash Flows of the Company

	For the year ended December 31,
	2022	2023	2024
	US$	US$	US$

Cash flows from operating activities:
Net cash used in operating activities	(3,210)	(1,109)	(1,129)
Cash flows from investing activities:
Placement of time deposits	(4,872)	(1,006)	—
Withdrawal of time deposits	17,614	4,830	1,000
Net cash used in transactions with intra-Group entities	(20,855)	(4,167)	(2,833)
Net cash used in investing activities	(8,113)	(343)	(1,833)
Cash flows from financing activities:
Net cash provided by transactions with intra-Group entities	4,078	773	900
Net cash provided by financing activities	4,078	773	900
Effect of exchange rate changes on cash and cash equivalents	(487)	77	2
Net decrease in cash and cash equivalents	(7,732)	(602)	(2,060)
Cash and cash equivalents at the beginning of the year	11,939	4,207	3,605
Cash and cash equivalents at the end of the year	4,207	3,605	1,545